Unaudited Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Research and development expenses	$ (15)	$ (6)	$ (21)	$ (18)
General and administrative expenses	(187)	(297)	(430)	(517)
Operating loss	(202)	(303)	(451)	(535)
Revaluation of marketable securities	(572)	(68)	(348)	968
Revaluation of warrant liability	495	(776)	1,032	(1,289)
Other finance income	5	3	8	5
Other finance expenses	(11)	(6)	(20)	(14)
Finance income (expenses), net	(83)	(847)	672	(330)
Total profit (loss) for the period	$ (285)	$ (1,150)	$ 221	$ (865)
Basic and diluted earnings (loss) per share (in Dollars per share)	$ (0.001)	$ (0.002)	$ 0	$ (0.002)
Weighted average number of Ordinary Shares used in computing basic and diluted earnings (loss) per share (in Shares)	544,906,149	527,794,273	544,906,149	522,758,917